Exhibit 1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Barclays Commercial Mortgage Securities LLC (the “Depositor”)

Barclays Capital Real Estate Inc.

Barclays Capital Inc.

KeyBank National Association

KeyBanc Capital Markets Inc.

Societe Generale Financial Corporation

SG Americas Securities, LLC

Starwood Mortgage Capital LLC

BMO Capital Markets Corp.

Bank of Montreal

Drexel Hamilton, LLC

Bancroft Capital, LLC

(collectively, the “Specified Parties”)

Re:	BBCMS Mortgage Trust 2021-C12 (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2021-C12 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loans (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 4 November 2021. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor or the Mortgage Loan Sellers (as defined herein), on behalf of the Depositor, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Loans which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and the mortgaged properties that secure the Mortgage Loans,
c.	Certain calculation methodologies (the “Multiple Property Loan Calculation Methodologies”), which are shown on Exhibit 1 to Attachment A, for those Mortgage Loans (the “Multiple Property Loans”) that are secured by multiple mortgaged properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to compare to information contained in the Source Documents,
e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate using information on the Data Files,
f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform no procedures,
g.	An electronic copy of the EDGAR ABS XML technical specification (Version 1.9) document dated February 2021 that was published by the Securities and Exchange Commission (the “EDGAR ABS XML Technical Specification Document”) that the Depositor indicated contains information relating to the valid structure and content of the ABS Extensible Markup Language (XML) Asset Data File Types (as defined in the EDGAR ABS XML Technical Specification Document),
h.	A draft of the preliminary prospectus for the Issuing Entity’s securitization transaction (the “Draft Preliminary Prospectus”) and
i.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Multiple Property Loan Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Multiple Property Loan Calculation Methodologies, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus or any other information provided to us by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

4 November 2021

Attachment A Page 1 of 20

Background

For the purpose of the procedures described in this report, the Depositor indicated that the assets of the Issuing Entity will primarily consist of a pool of 67 fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first mortgage liens on various types of commercial properties.

Procedures performed and our associated findings

1.	Barclays Capital Real Estate Inc. (“Barclays”), KeyBank National Association (“KeyBank”), Starwood Mortgage Capital LLC (“Starwood”), Societe Generale Financial Corporation (“SGFC”) and Bank of Montreal (“BMO,” together with Barclays, KeyBank, Starwood and SGFC, the “Mortgage Loan Sellers”), respectively, on behalf of the Depositor, provided us with:
a.	An electronic data file (each, a “Mortgage Loan Seller Data File”) that the respective Mortgage Loan Seller, on behalf of the Depositor, indicated contains information relating to certain mortgage loans as of the related due date of each mortgage loan in November 2021 (or, in the case of any mortgage loan that has its first due date after November 2021, if any, the date that would have been its due date in November 2021 under the terms of that mortgage loan if a monthly debt service payment were scheduled to be due in that month) (collectively, the “Cut-off Date”),
b.	Record layout and decode information related to the information on each respective Mortgage Loan Seller Data File and
c.	Decode and mapping information relating to certain information described in the EDGAR ABS XML Technical Specification Document and the corresponding information on each respective Mortgage Loan Seller Data File.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

2.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine the information on each respective Mortgage Loan Seller Data File. The resulting data file, as so combined, is hereinafter referred to as the “Combined Data File.” The Mortgage Loan Sellers, on behalf of the Depositor, indicated that the mortgage loans on the Combined Data File are the Mortgage Loans.

For any Mortgage Loan that has more than one Mortgage Loan Seller listed in the “Mortgage Loan Seller” characteristic, as shown on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to perform the procedures described in this report for the Mortgage Loan Seller listed first, and to perform no procedures for any other Mortgage Loan Seller(s) listed in the “Mortgage Loan Seller” characteristic, as shown on the Combined Data File.

Attachment A Page 2 of 20

3.	For each Mortgage Loan on the Combined Data File, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Combined Data File, to the corresponding information in the Source Document(s) indicated on Exhibit 2 to Attachment A that were provided by the respective Mortgage Loan Seller, on behalf of the Depositor, subject only to the instructions, assumptions and methodologies described in the notes on Exhibit 2 to Attachment A and the next paragraph(s) of this Item.

The Source Document(s) that we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to note agreement if the value on the Combined Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

Additionally, for any Mortgage Loan(s) listed in the table below, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, provided us with the related draft Source Document(s) listed in the “Draft Source Document(s)” column of the table below.

Mortgage Loan	Underlying Property	Draft Source Document(s)

Hamilton Commons	NAP	Amended Promissory Notes

For the purpose of the procedures described in this report, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to treat any “Draft Source Document(s)” listed in the table above as fully executed Source Document(s).

4.	As instructed by the Mortgage Loan Sellers, on behalf of the Depositor, we adjusted the information on the Combined Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Mortgage Loan Sellers. The Combined Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 3 of 20

5.	Subsequent to the performance of the procedures described in the Items above, Barclays, on behalf of the Depositor, provided us with an electronic data file (the “Final Data File,” which together with the Mortgage Loan Seller Data Files comprise the Data Files) that Barclays, on behalf of the Depositor, indicated contains information relating to the Mortgage Loans as of the Cut-off Date.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

6.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning (Mos.)” of each Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the “Non-Recourse Carveout Guarantor,” as shown on the Final Data File, we identified any Mortgage Loans that had at least one common “Non-Recourse Carveout Guarantor” (each, a “Related Group”). We compared the “Related Group” information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	First Payment Date and
b.	Maturity Date or Anticipated Repayment Date,

as shown on the Final Data File, we recalculated the “Original Term To Maturity / ARD (Mos.)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 20

9.	Using the:
a.	First Payment Date and
b.	First P&I Payment Date,

as shown on the Final Data File, we recalculated the “Original Interest-Only Period (Mos.)” and “Partial IO Last IO Payment” of each Mortgage Loan (except for any Interest Only Loan(s) (as defined herein) and any Amortizing Loan(s) (as defined herein), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Original Term To Maturity / ARD (Mos.),” as shown on the Final Data File, for the “Original Interest-Only Period (Mos.)” characteristic and “NAP” for the “Partial IO Last IO Payment” characteristic.

For any Amortizing Loan (except for any Amortizing Loan which is also an Additional Interest Period Loan (as defined herein), which are described in the succeeding paragraph(s) of this Item), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Original Interest-Only Period (Mos.)” characteristic and “NAP” for the “Partial IO Last IO Payment” characteristic.

For any Amortizing Loan which is also an Additional Interest Period Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “1” for the “Original Interest-Only Period (Mos.)” characteristic and “NAP” for the “Partial IO Last IO Payment” characteristic.

10.	Using the:
a.	Original Balance ($),
b.	Interest Rate % and
c.	Monthly Debt Service (P&I) ($),

as shown on the Final Data File, and assuming each Mortgage Loan has a fixed level monthly payment, we recalculated the “Original Amortization Term (Mos.)” of each Mortgage Loan (except for any Interest Only Loan(s) and the AMF Portfolio Mortgage Loan (as defined herein), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Original Amortization Term (Mos.)” characteristic.

For the AMF Portfolio Mortgage Loan, for which the related borrower is required to make monthly principal and interest payments pursuant to the AMF Portfolio Amortization Schedule (as defined herein), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “360” for the “Original Amortization Term (Mos.)” characteristic.

Attachment A Page 5 of 20

11.	Using the:
a.	Original Balance ($),
b.	Interest Accrual Method,
c.	Original Interest-Only Period (Mos.),
d.	Partial IO Last IO Payment,
e.	First Payment Date,
f.	Maturity Date or Anticipated Repayment Date,
g.	Interest Rate % and
h.	Monthly Debt Service (P&I) ($),

as shown on the Final Data File, information in the applicable Source Document(s) and the Multiple Property Loan Calculation Methodologies for the Underlying Properties associated with each Multiple Property Loan, as applicable, we recalculated the principal balance of each Mortgage Loan (except for the AMF Portfolio Mortgage Loan, which is described in the succeeding paragraph(s) of this Item) and Underlying Property as of:

i.	The Cut-off Date of each Mortgage Loan (the “Cut-off Date Balance ($)”),
ii.	The related due date of each Mortgage Loan in the month preceding the Cut-off Date (or, in the case of any Mortgage Loan that has its first due date after the month preceding the Cut-off Date, the date that would have been the related due date in the month preceding the Cut-off Date under the terms of that Mortgage Loan if a monthly debt service payment were scheduled to be due in that month) (the “Report Period Beginning Schedule Loan Balance Amount”) and
iii.	The “Maturity Date or Anticipated Repayment Date” of each Mortgage Loan (the “Maturity/ARD Balance ($)”),

assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

a.	Ignore differences of +/- $1 or less,
b.	Recalculate the “Maturity/ARD Balance ($)” as the aggregate principal balance that is scheduled to be paid on the “Maturity Date or Anticipated Repayment Date” of the Mortgage Loan, excluding any principal component of the related “Monthly Debt Service (P&I) ($),” as shown on the Final Data File, on the “Maturity Date or Anticipated Repayment Date” and
c.	Use the “Original Balance ($)” for any Mortgage Loan that has its “First Payment Date” in the month following the Cut-off Date, as shown on the Final Data File (each, a “Future First Payment Date Mortgage Loan”), for the “Report Period Beginning Schedule Loan Balance Amount” characteristic.

Attachment A Page 6 of 20

11. (continued)

For the AMF Portfolio Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the characteristics listed in i. through iii. above using the AMF Portfolio Amortization Schedule and the:

a.	Original Balance ($),
b.	First Payment Date and
c.	Maturity Date or Anticipated Repayment Date,

as shown on the Final Data File, assuming all scheduled payments of principal and/or interest on the AMF Portfolio Mortgage Loan are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
a.	Interest Accrual Method,
b.	Original Interest-Only Period (Mos.),
c.	Partial IO Last IO Payment,
d.	First Payment Date,
e.	Interest Rate %,
f.	Monthly Debt Service (P&I) ($),
g.	Monthly Debt Service (IO) ($) and
h.	Report Period Beginning Schedule Loan Balance Amount,

as shown on the Final Data File, and information in the applicable Source Document(s), we recalculated the portion of the monthly debt service for the month in which the Cut-off Date occurs for each Mortgage Loan (except for any Future First Payment Date Mortgage Loan(s), which are described in the succeeding paragraph(s) of this Item) that is interest (the “Scheduled Interest Amount”) and that is principal (the “Scheduled Principal Amount”). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Future First Payment Date Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “$0.00” for the “Scheduled Interest Amount” and “Scheduled Principal Amount” characteristics.

Attachment A Page 7 of 20

12. (continued)

Using the:

a.	Scheduled Interest Amount and
b.	Scheduled Principal Amount,

as shown on the Final Data File, we recalculated the:

i.	Total Scheduled Principal Interest Due Amount and
ii.	Periodic Principal and Interest Payment Securitization Amount

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	For any Pari Passu Mortgage Loan (as defined herein), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Cut-off Date Balance ($),” as shown on the Final Data File, for the “Trust Pari Passu Cut-off Date Balance ($)” characteristic and to use the information on the Final Data File and in the applicable Data Source(s) (as defined herein) (and in the case of the AMF Portfolio Mortgage loan, the AMF Portfolio Amortization Schedule) to recalculate the aggregate principal balance of the related Companion Loan(s) (as defined herein) as of the Cut-off Date (the “Non-Trust Pari Passu Companion Loan Cut-off Date Balance ($)”). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Ignore differences of +/- $1 or less and
b.	Not include any Subordinate Companion Loan(s) (as defined herein) with respect to any Pari Passu Mortgage Loan with Subordinate Secured Debt (as defined herein).

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Trust Pari Passu Cut-off Date Balance ($)” and “Non-Trust Pari Passu Companion Loan Cut-off Date Balance ($)” characteristics.

Attachment A Page 8 of 20

14.	For any Amortizing Pari Passu Mortgage Loan or Partial IO Pari Passu Mortgage Loan (both as defined herein), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the aggregate monthly debt service of the related Companion Loan(s) (the “Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)”) as the difference between the:
a.	Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($) and
b.	Monthly Debt Service (P&I) ($),

as shown on the Final Data File.

For any Interest Only Pari Passu Mortgage Loan (as defined herein), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)” as the difference between the:

a.	Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($) and
b.	Monthly Debt Service (IO) ($),

as shown on the Final Data File.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable

Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)” characteristic.

Attachment A Page 9 of 20

15.	Using:
a.	Information on the Final Data File,
b.	Information in the Data Source(s) and/or
c.	Information in the Secondary Financing Documents (as defined herein),

we recalculated the aggregate principal balance as of the Cut-off Date of the subordinate companion loan(s) associated with any Mortgage Loan With Subordinate Debt (as defined herein) (the “Subordinate Companion Loan Cut-off Date Balance ($)”) and aggregate principal balance as of the “Maturity Date or Anticipated Repayment Date” of the subordinate companion loan(s) associated with any Mortgage Loan With Subordinate Debt (the “Subordinate Debt Balloon Balance”), assuming all scheduled payments of principal and/or interest on the subordinate companion loan(s) are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Ignore differences of +/- $1 or less and
b.	Recalculate the “Subordinate Debt Balloon Balance” as the aggregate principal balance that is scheduled to be paid on the maturity date or anticipated repayment date of the related whole loan, excluding any principal component of the related monthly debt service payment that is described in the applicable Data Source(s) and/or Secondary Financing Documents on the maturity date or anticipated repayment date.

For any Mortgage Loan that is not a Mortgage Loan With Subordinate Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Subordinate Companion Loan Cut-off Date Balance ($)” and “Subordinate Debt Balloon Balance” characteristics.

Attachment A Page 10 of 20

16.	Using:
a.	Information on the Final Data File,
b.	Information in the Data Source(s),
c.	Information in the Secondary Financing Documents and/or
d.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Prospectus,

and the AMF Portfolio Amortization Schedule for the AMF Portfolio Mezzanine Loan (as defined herein) related to the AMF Portfolio Mortgage Loan, we recalculated the principal balance as of the Cut-off Date of the mezzanine debt associated with any Mortgage Loan With Existing Mezzanine Debt (as defined herein) (the “Mezzanine Debt Cut-off Date Balance ($)”) and principal balance as of the “Maturity Date or Anticipated Repayment Date” (and in the case of the AMF Portfolio Mortgage loan, the principal balance of the AMF Portfolio Mezzanine Loan as of 6 November 2028, as shown in the AMF Portfolio Amortization Schedule) of the mezzanine debt associated with any Mortgage Loan With Existing Mezzanine Debt (the “Mezzanine Debt Balloon Balance”), assuming all scheduled payments of principal and/or interest on the mezzanine debt are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

For any Mortgage Loan that is not a Mortgage Loan With Existing Mezzanine Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Mezzanine Debt Cut-off Date Balance ($)” and “Mezzanine Debt Balloon Balance” characteristics.

17.	Using the:
a.	Original Balance ($) and
b.	Original Balance Pari Passu (Non-Trust),

as shown on the Final Data File, we recalculated the “Aggregate Original Balance Pari Passu (Trust+Non-Trust)” of any Pari Passu Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Aggregate Original Balance Pari Passu (Trust+Non-Trust)” characteristic.

Attachment A Page 11 of 20

18.	For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the aggregate annual debt service of the Pari Passu Mortgage Loan and the related Companion Loan(s) (the “Aggregate Pari Passu Annual Debt Service”) as the product of:
a.	The “Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($),” as shown on the Final Data File, and
b.	12.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Aggregate Pari Passu Annual Debt Service” characteristic.

19.	For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the information in the applicable Data Source(s) and the applicable information contained in Table A2 in Exhibit 2 to Attachment A (and in the case of the AMF Portfolio Mortgage Loan, the AMF Portfolio Amortization Schedule) to recalculate the aggregate principal balance of the Pari Passu Mortgage Loan and the related Companion Loan(s) as of the Cut-off Date (the “Aggregate Cut-off Date Balance Pari Passu (Trust+Non-Trust)”) and as of the maturity date or anticipated repayment date of the Pari Passu Mortgage Loan (the “Aggregate Maturity Date Balance Pari Passu (Trust+Non-Trust)”), assuming all scheduled payments of principal and/or interest are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Ignore differences of +/- $1 or less,
b.	Recalculate the “Aggregate Maturity Date Balance Pari Passu (Trust+Non-Trust)” as the aggregate principal balance that is scheduled to be paid on the maturity date or anticipated repayment date of the Pari Passu Mortgage Loan, excluding any principal component of the related monthly debt service payment that is described in the applicable Data Source(s) and/or AMF Portfolio Amortization Schedule on the maturity date or anticipated repayment date and
c.	Not include any Subordinate Companion Loan(s) with respect to any Pari Passu Mortgage Loan with Subordinate Secured Debt.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Aggregate Cut-off Date Balance Pari Passu (Trust+Non-Trust)” and “Aggregate Maturity Date Balance Pari Passu (Trust+Non-Trust)” characteristics.

Attachment A Page 12 of 20

20.	Using the:
a.	Original Balance ($),
b.	Original Balance Pari Passu (Non-Trust),
c.	Subordinate Companion Loan Original Balance ($),
d.	Cut-off Date Balance ($),
e.	Non-Trust Pari Passu Companion Loan Cut-off Date Balance ($),
f.	Subordinate Companion Loan Cut-off Date Balance ($),
g.	Maturity/ARD Balance ($),
h.	Aggregate Maturity Date Balance Pari Passu (Trust+Non-Trust),
i.	Subordinate Debt Balloon Balance,
j.	Interest Rate %,
k.	Subordinate Companion Loan Interest Rate and
l.	Whole Loan Monthly Debt Service ($),

as shown on the Final Data File, the corresponding interest rates of any Companion Loan(s) associated with any Pari Passu Mortgage Loan, as shown in the applicable Data Source(s) and/or AMF Portfolio Amortization Schedule, we recalculated the:

i.	Whole Loan Original Balance ($),
ii.	Whole Loan Cut-off Date Balance ($),
iii.	Whole Loan Maturity Date Balance ($) and
iv.	Whole Loan Interest Rate

of any Pari Passu Mortgage Loan or Mortgage Loan With Subordinate Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan or Mortgage Loan With Subordinate Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the characteristics listed in i. through iv. above.

Attachment A Page 13 of 20

21.	Using the:
a.	Original Balance ($),
b.	Whole Loan Original Balance ($),
c.	Mezzanine Debt Original Balance ($),
d.	Cut-off Date Balance ($),
e.	Whole Loan Cut-Off Date Balance ($),
f.	Mezzanine Debt Cut-off Date Balance ($),
g.	Maturity/ARD Balance ($),
h.	Whole Loan Maturity Date Balance ($) and
i.	Mezzanine Debt Balloon Balance,

as shown on the Final Data File, we recalculated the:

i.	Total Original Debt Balance (Pari + B-note + Mezz),
ii.	Total Debt Cut-off Date Balance ($) and
iii.	Total Debt Maturity Balance (Pari + B-Note + Mezz)

of any Mortgage Loan With Existing Mezzanine Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

For any Mortgage Loan that is not a Mortgage Loan With Existing Mezzanine Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for each of the characteristics listed in i. through iii. above.

22.	Using the:
a.	Original Term To Maturity / ARD (Mos.),
b.	Original Interest-Only Period (Mos.),
c.	Original Amortization Term (Mos.),
d.	Seasoning (Mos.) and
e.	Original Lockout,

as shown on the Final Data File, we recalculated the:

i.	Remaining Amortization Term (Mos.) (except for any Interest Only Loan(s), which are described in the succeeding paragraph(s) of this Item),
ii.	Remaining Term To Maturity / ARD (Mos.),
iii.	Remaining Interest-Only Period (Mos.) (except for any Amortizing Loan(s), which are described in the succeeding paragraph(s) of this Item) and
iv.	Lockout Remaining (except for any Mortgage Loan(s) with No Lockout Period (as defined herein), which are described in the succeeding paragraph(s) of this Item)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 14 of 20

22. (continued)

For any Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Remaining Amortization (Mos.)” characteristic.

For any Amortizing Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Remaining Interest-Only Period (Mos.)” characteristic.

For any Mortgage Loan with No Lockout Period, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Lockout Remaining” characteristic.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, that are described above.

23.	Using the:
a.	Master Servicing Fee Rate,
b.	Primary Servicing Fee Rate and
c.	Subservicer Fee,

as shown on the Final Data File, we recalculated the “Servicer Fee” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

24.	Using the:
a.	Servicer Fee,
b.	Trustee & Paying Agent Fee,
c.	Operating Advisor Fee,
d.	ARR Fee,
e.	CREFC Fee and
f.	Certificate Administrator Fee,

as shown on the Final Data File, we recalculated the “Administrative Fee Rate %” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 15 of 20

25.	Using the:
a.	Interest Rate % and
b.	Administrative Fee Rate %,

as shown on the Final Data File, we recalculated the “Net Mortgage Rate %” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

26.	Using:
a.	Information on the Final Data File,
b.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Prospectus and
c.	The applicable assumptions and calculation methodologies provided by the Mortgage Loan Sellers, on behalf of the Depositor, which are described in the succeeding paragraph(s) of this Item,

we recalculated the:

i.	Underwritten NOI DSCR (x),
ii.	Underwritten NCF DSCR (x),
iii.	Cut-off Date LTV Ratio (%),
iv.	LTV Ratio at Maturity / ARD (%),
v.	Underwritten NOI Debt Yield (%),
vi.	Underwritten NCF Debt Yield (%),
vii.	Original Loan/Unit,
viii.	Loan Per Unit ($),
ix.	Maturity Balance per Unit,
x.	Annual Debt Service (P&I) ($),
xi.	Annual Debt Service (IO) ($) and
xii.	% of Initial Pool Balance

of each Mortgage Loan and, with respect to xii. above, of each Underlying Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to round the characteristics listed in i. through ii. above to two decimal places and the characteristics listed in iii. through vi. above to the nearest 1/10th of one percent.

For any Mortgage Loan identified on the Final Data File with the “Crossed Group” characteristic as “Yes,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the characteristics listed in i. through ix. above on an aggregate basis for those Mortgage Loans in the same cross-collateralized loan group.

For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Aggregate Pari Passu Annual Debt Service,” as shown on the Final Data File, to recalculate the “Underwritten NOI DSCR (x)” and “Underwritten NCF DSCR (x)” characteristics.

Attachment A Page 16 of 20

26. (continued)

For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Aggregate Cut-off Date Balance Pari Passu (Trust+Non-Trust),” as shown on the Final Data File, to recalculate the:

a.	Cut-off Date LTV Ratio (%),
b.	Underwritten NOI Debt Yield (%),
c.	Underwritten NCF Debt Yield (%) and
d.	Loan Per Unit ($)

characteristics.

For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Aggregate Maturity Date Balance Pari Passu (Trust+Non-Trust),” as shown on the Final Data File, to recalculate the “LTV Ratio at Maturity / ARD (%)” and “Maturity Balance per Unit” characteristics.

For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Aggregate Original Balance Pari Passu (Trust+Non-Trust),” as shown on the Final Data File, to recalculate the “Original Loan/Unit” characteristic.

27.	Using the:
a.	Whole Loan Monthly Debt Service ($),
b.	Whole Loan Cut-off Date Balance ($),
c.	Underwritten Net Cash Flow ($),
d.	Underwritten Net Operating Income ($) and
e.	Appraised Value ($),

as shown on the Final Data File, and the applicable assumptions and calculation methodologies provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Whole Loan Underwritten NCF DSCR (x),
ii.	Whole Loan Underwritten NOI Debt Yield (%) and
iii.	Whole Loan Cut-off Date LTV Ratio (%)

of any Pari Passu Mortgage Loan or Mortgage Loan With Subordinate Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to round the characteristic listed in i. above to two decimal places and the characteristics listed in ii. through iii. above to the nearest 1/10th of one percent.

For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the product of twelve (12) times the “Whole Loan Monthly Debt Service ($),” as shown on the Final Data File, to recalculate the “Whole Loan Underwritten NCF DSCR (x)” characteristic.

Attachment A Page 17 of 20

27. (continued)

For any Mortgage Loan that is not a Pari Passu Mortgage Loan or Mortgage Loan With Subordinate Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for each of the characteristics listed in i. through iii. above.

28.	Using the:
a.	Monthly Debt Service (P&I) ($),
b.	Monthly Debt Service (IO) ($),
c.	Whole Loan Monthly Debt Service ($) and
d.	Mezzanine Debt Monthly Debt Service,

as shown on the Final Data File, and the applicable assumptions and calculation methodologies provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Total Debt Monthly Debt Service ($) and
ii.	Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service

of any Mortgage Loan With Existing Mezzanine Debt (except for the AMF Portfolio Mortgage Loan, which is described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service” as twelve (12) times the “Total Debt Monthly Debt Service ($).”

For the purpose of comparing the “Total Debt Monthly Debt Service ($)” characteristic for the AMF Portfolio Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the average of the 12 consecutive monthly principal and interest payments starting with the November 2028 “Payment Due Date” for the related Whole Loan, as shown on the AMF Portfolio Amortization Schedule.

For the purpose of comparing the “Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service” characteristic for the AMF Portfolio Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service” as twelve (12) times the “Total Debt Monthly Debt Service ($).”

For any Mortgage Loan that is not a Mortgage Loan With Existing Mezzanine Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for each of the characteristics listed in i. through ii. above.

Attachment A Page 18 of 20

29.	Using the:
a.	Total Debt Cut-off Balance ($),
b.	Total Debt Maturity Balance (Pari + B-note + Mezz),
c.	Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service,
d.	Underwritten Net Operating Income ($),
e.	Underwritten Net Cash Flow ($),
f.	Appraised Value ($) and
g.	Number of Units,

as shown on the Final Data File, we recalculated the:

i.	Total Debt NOI DSCR,
ii.	Total Debt Underwritten NCF DSCR (x),
iii.	Total Debt Cut-off Date LTV Ratio (%),
iv.	Total Debt MAT_LTV,
v.	Total Debt Underwritten NOI Debt Yield (%),
vi.	Total Debt NCF DY and
vii.	Total Debt Per Unit

of any Mortgage Loan With Existing Mezzanine Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to round the characteristics listed in i. through ii. above to two decimal places and the characteristics listed in iii. through vi. above to the nearest 1/10th of one percent.

For any Mortgage Loan that is not a Mortgage Loan With Existing Mezzanine Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for each of the characteristics listed in i. through vii. above.

30.	For any Top Fifteen Mortgage Loan (as defined herein) with the “Loan Purpose” characteristic including “Refinance” (each, a “Refinance Loan”) or “Recapitalization” (each, a “Recapitalization Loan”), except for any Mortgage Loan with a “Principal’s New Cash Contribution ($)” greater than “$0.00,” as shown on the Final Data File (each, a “Refinance or Recapitalization Loan With Principal’s New Cash Contribution”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “$0.00” for the “Principal’s New Cash Contribution ($)” characteristic. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

31.	For each Top Fifteen Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the total sources of funding for the borrower (the “Total Sources ($)”) as the sum of the:
a.	Loan Amount ($),
b.	Subordinate Debt ($),
c.	Other Sources ($) and
d.	Principal’s New Cash Contribution ($),

as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

Attachment A Page 19 of 20
32.	For any Refinance Loan or Recapitalization Loan, except for any Refinance or Recapitalization Loan With Principal’s New Cash Contribution, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Principal Equity Distribution ($)” as the difference between the:
a.	Total Sources ($) and
b.	Sum of the:
i.	Loan Payoff ($),
ii.	Purchase Price ($),
iii.	Closing Costs ($),
iv.	Reserves ($) and
v.	Other Uses ($),

as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

33.	For any Top Fifteen Mortgage Loan with the “Loan Purpose” characteristic including “Acquisition” (each, an “Acquisition Loan”) or any Refinance or Recapitalization Loan With Principal’s New Cash Contribution, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “$0.00” for the “Principal Equity Distribution ($)” characteristic. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

34.	For each Top Fifteen Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the total uses of the loan proceeds (the “Total Uses ($)”) as the sum of the:
a.	Loan Payoff ($),
b.	Purchase Price ($),
c.	Closing Costs ($),
d.	Reserves ($),
e.	Other Uses ($) and
f.	Principal Equity Distribution ($),

as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

Attachment A Page 20 of 20

35.	For any Acquisition Loan or Refinance or Recapitalization Loan With Principal’s New Cash Contribution, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Principal’s New Cash Contribution ($)” as the difference between the:
a.	Total Uses ($) and
b.	Sum of the:
i.	Loan Amount ($),
ii.	Subordinate Debt ($) and
iii.	Other Sources ($),

as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

36.	Using the:
a.	Number of Units,
b.	Largest Tenant SF,
c.	Second Largest Tenant SF,
d.	Third Largest Tenant SF,
e.	Fourth Largest Tenant SF and
f.	Fifth Largest Tenant SF,

as shown on the Final Data File, we calculated the:

i.	Largest Tenant % of NRA,
ii.	Second Largest Tenant % of NRA,
iii.	Third Largest Tenant % of NRA,
iv.	Fourth Largest Tenant % of NRA and
v.	Fifth Largest Tenant % of NRA

of each mortgaged property (except for any mortgaged properties described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any mortgaged property that does not have commercial tenants, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for each of the characteristics listed above.

37.	Using the “Cut-off Date Balance ($),” as shown on the Final Data File, we recalculated the “% of Loan Balance” of each Mortgage Loan (except for any Multiple Property Loan(s) which are described in the succeeding paragraph(s) of this Item) and Underlying Property associated with a Multiple Property Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Multiple Property Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to show “<blank>” for the “% of Loan Balance” characteristic.

Exhibit 1 to Attachment A Page 1 of 2

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic	Methodology Provided by the Mortgage Loan Sellers

• AMF Portfolio • 1100 & 820 First Street NE	Original Balance ($), Cut-off Date Balance ($) and Maturity/ARD Balance ($)	The “Original Balance ($),” “Cut-off Date Balance ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Whole Loan Original Balance ($)” (as defined herein) allocations for the Underlying Properties that are stated in the applicable Data Source (as defined herein)

• FedEx and Cytovance Portfolio • NAI Net Lease Portfolio • ExchangeRight In-Line Retail Portfolio 1 • 818 Sterling Place and Bronx Portfolio • MCP Industrial Portfolio	Original Balance ($) Cut-off Date Balance ($) and Maturity/ARD Balance ($)

The “Original Balance ($)” of the Multiple Property Loan is allocated to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated in the applicable Source Document

The “Cut-off Date Balance ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated in the applicable Source Document

• East Boston Multifamily Portfolio II • AMG Industrial Portfolio • Southeast MHC Portfolio • Palmdale and Brownstone MHC	Original Balance ($), Cut-off Date Balance ($) and Maturity/ARD Balance ($)	The “Original Balance ($),” “Cut-off Date Balance ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Appraised Value ($)” for each respective Underlying Property that is stated in the applicable Source Document

• Cameron Ashley Industrial Portfolio	Original Balance ($), Cut-off Date Balance ($) and Maturity/ARD Balance ($)	The “Original Balance ($),” “Cut-off Date Balance ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the pro-rata percentage of “Original Balance ($)” allocations for the Underlying Properties that are stated in the applicable Source Document

Exhibit 1 to Attachment A Page 2 of 2

Multiple Property Loan	Characteristic	Methodology Provided by the Mortgage Loan Sellers
• Manhattan Retail Portfolio	Original Balance ($) Cut-off Date Balance ($) and Maturity/ARD Balance ($)

The “Original Balance ($)” of the Multiple Property Loan is allocated to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, which are described in Note 1 below

The “Cut-off Date Balance ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties which are described in Note 1 below

• CVS Florida Portfolio	Original Balance ($), Cut-off Date Balance ($) and Maturity/ARD Balance ($)	The applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to not allocate the “Original Balance ($),” “Cut-off Date Balance ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan to the respective Underlying Properties and to use “<blank>” for each respective Underlying Property

Notes:

1.	For the Mortgage Loan identified on the Combined Data File as “Manhattan Retail Portfolio,” which is a Multiple Property Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the value shown for each Underlying Property in the table below for the “Original Balance ($)” characteristic:

Underlying Property	Original Balance ($)

250-254 West 82nd Street	$13,437,000.00
235 West 102nd Street	$13,088,000.00
215 West 90th Street	$9,500,000.00
311 Amsterdam	$5,032,000.00
203 West 90th Street	$4,800,000.00
1628 Second Avenue	$1,143,000.00

2.	Certain capitalized terms in the “Characteristic” and “Methodology Provided by the Mortgage Loan Sellers” columns that have not previously been defined are defined in Attachment A or Exhibit 2 to Attachment A.

Exhibit 2 to Attachment A Page 1 of 32

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address (see Note 2)	Appraisal Report, Engineering Report, Phase I Environmental Report or Final Title Policy
City (see Note 2)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
County	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
State (see Note 2)	Appraisal Report, Engineering Report or Phase I Environmental Report
Zip Code	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
Property Type Code (see Notes 3 and 4)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
General Property Type (see Note 4)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Detailed Property Type (see Note 1)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Unit of Measure	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Year Built	Appraisal Report, Engineering Report or Phase I Environmental Report
Year Renovated	Appraisal Report, Engineering Report or Phase I Environmental Report
Number of Units	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Net Rentable Square Feet Number (see Note 5)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Net Rentable Square Feet Securitization Number (see Note 5)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Units Beds Rooms Number (see Note 5)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Units Beds Rooms Securitization Number (see Note 5)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Leased Occupancy (%)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel, Underwriter’s Summary Report, Occupancy Schedule or Appraisal Report

Exhibit 2 to Attachment A Page 2 of 32

Property Information: (continued)

Characteristic	Source Document(s)

Occupancy Date (see Note 6)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel, Underwriter’s Summary Report, Occupancy Schedule or Appraisal Report
Master Lease (Y/N)	Loan Agreement or Master Lease Agreement
Master Lease Details (see Note 1)	Master Lease Agreement
Property Manager	Management Agreement or Loan Agreement
Hotel Franchise Flag	Franchise Agreement, STR Report or Membership Agreement
Franchise Agreement Expiration (see Note 1)	Franchise Agreement, STR Report, Franchise Expiration Schedule or Membership Agreement

Third Party Information:

Characteristic	Source Document(s)

Appraised Value ($) (see Note 7)	Appraisal Report or Portfolio Appraisal Report
Appraisal Date (see Note 7)	Appraisal Report or Portfolio Appraisal Report
As-is Date of Valuation	Appraisal Report or Portfolio Appraisal Report
As-is Appraised Value	Appraisal Report or Portfolio Appraisal Report
Appraiser Designation (see Note 1)	Appraisal Report or Portfolio Appraisal Report
Appraisal FIRREA (Y/N)	Appraisal Report or Portfolio Appraisal Report
Appraised CapRate (%)	Appraisal Report or Portfolio Appraisal Report
Valuation Source Securitization Code (see Note 3)	Appraisal Report or Portfolio Appraisal Report
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Phase I Environmental Report
Environmental Report Type	Phase I Environmental Report
Phase II Recommended	Phase I Environmental Report
Phase II Performed (see Note 8)	Phase II Environmental Report
Environmental Phase II Report Date (see Note 8)	Phase II Environmental Report
Seismic Report Date (see Note 9)	Seismic Report
Seismic Zone (see Note 9)	Seismic Report or Engineering Report
PML or SEL (%) (see Note 9)	Seismic Report
Earthquake Insurance (see Notes 10 and 11)	Certificate of Property Insurance or Insurance Review Document
Environmental Insurance (see Notes 10 and 12)	Certificate of Environmental Insurance, Insurance Review Document or Certificate of Property Insurance
Blanket Insurance Policy (Y/N) (see Note 10)	Certificate of Property Insurance or Insurance Review Document

Exhibit 2 to Attachment A Page 3 of 32

Third Party Information: (continued)

Characteristic	Source Document(s)

Flood Zone (see Note 13)	Flood Determination Document, Insurance Review Document or Engineering Report
Single Tenant (Y/N)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report

Major Tenant Information: (see Note 14)

Characteristic	Source Document(s)

Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant SF	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant Lease Expiration Date (see Note 15)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Second Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Second Largest Tenant SF	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Second Largest Tenant Lease Expiration Date (see Note 15)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Third Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Third Largest Tenant SF	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Third Largest Tenant Lease Expiration Date (see Note 15)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Fourth Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Fourth Largest Tenant SF	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Fourth Largest Tenant Lease Expiration Date (see Note 15)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Fifth Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Fifth Largest Tenant SF	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Fifth Largest Tenant Lease Expiration Date (see Note 15)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel

Exhibit 2 to Attachment A Page 4 of 32

Underwriting Information: (see Note 16)

Characteristic	Source Document(s)

Underwritten EGI ($)	Underwriter’s Summary Report
Underwritten Expenses ($)	Underwriter’s Summary Report
Underwritten Net Operating Income ($)	Underwriter’s Summary Report
Underwritten Replacement / FF&E Reserve ($)	Underwriter’s Summary Report
Underwritten TI / LC ($)	Underwriter’s Summary Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report
Underwritten Economic Occupancy (%)	Underwriter’s Summary Report
Most Recent EGI ($)	Underwriter’s Summary Report
Most Recent Expenses ($)	Underwriter’s Summary Report
Most Recent NOI ($)	Underwriter’s Summary Report
Most Recent NOI Date	Underwriter’s Summary Report
Most Recent Description	Underwriter’s Summary Report
Second Most Recent EGI ($)	Underwriter’s Summary Report
Second Most Recent Expenses ($)	Underwriter’s Summary Report
Second Most Recent NOI ($)	Underwriter’s Summary Report
Second Most Recent NOI Date	Underwriter’s Summary Report
Second Most Recent Description	Underwriter’s Summary Report
Third Most Recent EGI ($)	Underwriter’s Summary Report
Third Most Recent Expenses ($)	Underwriter’s Summary Report
Third Most Recent NOI ($)	Underwriter’s Summary Report
Third Most Recent NOI Date	Underwriter’s Summary Report
Third Most Recent Description	Underwriter’s Summary Report
Fourth Most Recent Revenues	Underwriter’s Summary Report
Fourth Most Recent Total Expenses	Underwriter’s Summary Report
Fourth Most Recent NOI	Underwriter’s Summary Report
Fourth Most Recent NOI Date	Underwriter’s Summary Report
Fourth Most Recent Description	Underwriter’s Summary Report
Most Recent Occupancy (see Note 17)	Underwriter’s Summary Report, Property Occupancy History Report or Underwritten Rent Roll
Most Recent Occupancy Date (see Note 17)	Underwriter’s Summary Report, Property Occupancy History Report or Underwritten Rent Roll
Second Most Recent Occupancy (see Notes 1 and 17)	Underwriter’s Summary Report, Property Occupancy History Report or Underwritten Rent Roll
Second Most Recent Occupancy Date (see Notes 1 and 17)	Underwriter’s Summary Report, Property Occupancy History Report or Underwritten Rent Roll
Third Most Recent Occupancy (see Notes 1 and 17)	Underwriter’s Summary Report, Property Occupancy History Report or Underwritten Rent Roll

Exhibit 2 to Attachment A Page 5 of 32

Underwriting Information: (continued)

Characteristic	Source Document(s)

Third Most Recent Occupancy Date (see Notes 1 and 17)	Underwriter’s Summary Report, Property Occupancy History Report or Underwritten Rent Roll

Hotel Operating Information: (see Note 18)

Characteristic	Source Document(s)

Third Most Recent Hotel Occupancy (%)	Underwriter’s Summary Report
Third Most Recent ADR ($)	Underwriter’s Summary Report
Third Most Recent RevPAR ($)	Underwriter’s Summary Report
Second Most Recent Hotel Occupancy (%)	Underwriter’s Summary Report
Second Most Recent ADR ($)	Underwriter’s Summary Report
Second Most Recent RevPAR ($)	Underwriter’s Summary Report
Most Recent Hotel Occupancy (%)	Underwriter’s Summary Report
Most Recent ADR ($)	Underwriter’s Summary Report
Most Recent RevPAR ($)	Underwriter’s Summary Report
Underwritten Hotel Occupancy (%)	Underwriter’s Summary Report
Underwritten ADR ($)	Underwriter’s Summary Report
Underwritten RevPAR ($)	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Monthly Replacement / FF&E Reserve ($) (see Note 19)	Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly TI/LC Reserve ($) (see Note 19)	Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly Envir. Reserve (see Note 19)	Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly RE Tax Reserve ($) (see Note 19)	Closing Statement, Loan Agreement or Tax Escrow Analysis
Monthly Insurance Reserve ($) (see Note 19)	Closing Statement, Loan Agreement or Insurance Escrow Analysis
Monthly Other Reserve ($) (see Note 19)	Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly Debt Service Reserve ($) (see Note 19)	Closing Statement, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 6 of 32

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Replacement Reserve Caps ($) (see Note 20)	Loan Agreement or Loan Modification Agreement
TI/LC Caps ($) (see Note 20)	Loan Agreement or Loan Modification Agreement
Envir. Reserve Cap (see Note 20)	Loan Agreement or Loan Modification Agreement
RE Tax Reserve Cap (see Note 20)	Loan Agreement or Loan Modification Agreement
Insur. Reserve Cap (see Note 20)	Loan Agreement or Loan Modification Agreement
Debt Service Reserve Cap ($) (see Note 20)	Loan Agreement or Loan Modification Agreement
Other Reserve Cap ($) (see Note 20)	Loan Agreement or Loan Modification Agreement
Upfront Replacement / PIP Reserve ($) (see Note 1)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront TI/LC Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Deferred Maintenance Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Envir. Reserve	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront RE Tax Reserve ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Tax Escrow Analysis
Upfront Insurance Reserve ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Insurance Escrow Analysis
Upfront Debt Service Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Other Reserve ($) (see Note 1)	Closing Statement, Loan Agreement or Loan Modification Agreement
Other Reserve Description	Closing Statement, Loan Agreement or Loan Modification Agreement
Capex Escrow Cash or LOC (see Note 21)	Closing Statement, Loan Agreement or Loan Modification Agreement
TI/LC Reserve Cash or LOC (see Note 21)	Closing Statement, Loan Agreement or Loan Modification Agreement
Envir. Escrow Cash or LOC (see Note 21)	Closing Statement, Loan Agreement or Loan Modification Agreement
RE Tax Escrow Cash or LOC (see Note 21)	Closing Statement, Loan Agreement, Loan Modification Agreement or Tax Escrow Analysis
Insurance Escrow Cash or LOC (see Note 21)	Closing Statement, Loan Agreement, Loan Modification Agreement or Insurance Escrow Analysis
Debt Service Reserve Cash or LOC (see Note 21)	Closing Statement, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 7 of 32

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Other Reserve Cash or LOC (see Note 21)	Closing Statement, Loan Agreement or Loan Modification Agreement
Interest on CapEx Reserve Goes to:	Loan Agreement, Loan Modification Agreement or Cash Management Agreement
Interest on TI/LC Reserve Goes to:	Loan Agreement or Loan Modification Agreement
Interest on Eng. Escrow Goes to:	Loan Agreement or Loan Modification Agreement
Interest on Envir. Reserve Goes to:	Loan Agreement or Loan Modification Agreement
Interest on Tax Reserve Goes to:	Loan Agreement, Loan Modification Agreement or Cash Management Agreement
Interest on Insurance Reserve Goes to:	Loan Agreement or Loan Modification Agreement
Interest on Debt Service Reserve Goes to:	Loan Agreement or Loan Modification Agreement
Interest on Other Reserve Goes to:	Loan Agreement or Loan Modification Agreement
Holdback (see Note 1)	Closing Statement, Loan Agreement or Loan Modification Agreement
Holdback/ Earnout Amount ($) (see Note 1)	Closing Statement, Loan Agreement or Loan Modification Agreement
Holdback/ Earnout Description (see Note 1)	Closing Statement, Loan Agreement or Loan Modification Agreement

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower Name	Promissory Note, Loan Agreement or Loan Modification Agreement
Delaware LLC or LP? (Yes/No)	Promissory Note, Loan Agreement or Loan Modification Agreement
Delaware Statutory Trust (Y/N)	Promissory Note, Loan Agreement or Loan Modification Agreement
SPE State	Promissory Note, Loan Agreement or Loan Modification Agreement
Mortgage Loan Originator (see Note 1)	Promissory Note, Loan Agreement or Loan Modification Agreement
Non-Recourse Carveout Guarantor	Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Original Balance ($) (see Note 22)

For all Mortgage Loans:

•        Promissory Note, Loan Agreement or Loan Modification Agreement

For Underlying Properties associated with Multiple Property Loans:

•        Multiple Property Loan calculation methodologies described on Exhibit 1 to Attachment A

Exhibit 2 to Attachment A Page 8 of 32

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Loan Structure Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Rate % (see Note 38)	Promissory Note, Loan Agreement or Loan Modification Agreement
Report Period Interest Rate Percentage	Promissory Note, Loan Agreement or Loan Modification Agreement
Original Interest Rate Type Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Monthly Debt Service (IO) ($) (see Note 23)	Promissory Note, Loan Agreement or Loan Modification Agreement
Monthly Debt Service (P&I) ($) (see Notes 22 and 23)	Promissory Note, Loan Agreement or Loan Modification Agreement
Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($) (see Note 22)	Promissory Note, Loan Agreement or Loan Modification Agreement
Amortization Type	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Type Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Frequency Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Accrual Method	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Accrual Method Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Only Indicator (see Note 24)	Promissory Note, Loan Agreement or Loan Modification Agreement
ARD Loan (Yes / No)	Promissory Note, Loan Agreement or Loan Modification Agreement
ARD Step Up (%)	Promissory Note, Loan Agreement or Loan Modification Agreement
Post-ARD Hyper Am? (Yes/No)	Promissory Note, Loan Agreement or Loan Modification Agreement
Maturity Date or Anticipated Repayment Date (see Note 25)	Promissory Note, Loan Agreement or Loan Modification Agreement
Hyper Amortizing Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Final Maturity Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Due Date	Promissory Note, Loan Agreement or Loan Modification Agreement
First Payment Date (see Note 26)	Promissory Note, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 9 of 32

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

First P&I Payment Date (see Note 26)	Promissory Note, Loan Agreement or Loan Modification Agreement
Grace Period - Default (Days)	Promissory Note, Loan Agreement or Loan Modification Agreement
Grace Period - Late Fee (Days)	Promissory Note, Loan Agreement or Loan Modification Agreement
Origination Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Lockbox (Y/N)	Promissory Note, Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Lockbox Trigger	Promissory Note, Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Lockbox Type (see Note 27)	Promissory Note, Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Lockbox In-place	Promissory Note, Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Cash Management (see Note 27)	Promissory Note, Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Excess Cash Trap Triggered by DSCR and/or Debt Yield Test (Y/N)	Promissory Note, Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Tenant Specific Excess Cash Trap Trigger (Y/N)	Promissory Note, Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Lockout End Date (see Notes 28 and 29)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Lockout/Defeasance End Date (AL) (see Notes 28 and 29)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment / Defeasance End Date (see Notes 28 and 29)	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maint. End Date (see Notes 28 and 29)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Premiums End Date (see Notes 28 and 29)	Promissory Note, Loan Agreement or Loan Modification Agreement
Defeasance Option Start Date (see Notes 29 and 30)	Promissory Note, Loan Agreement or Loan Modification Agreement
Original Lockout (see Notes 28 and 29)	Promissory Note, Loan Agreement or Loan Modification Agreement
Call Protection Description (see Note 29)	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maint. Allowed (see Note 29)	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maint. Provision (see Note 29)	Promissory Note, Loan Agreement or Loan Modification Agreement
Defeasance Summary	Promissory Note, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 10 of 32

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Defeasance Allowed	Promissory Note, Loan Agreement or Loan Modification Agreement
Remaining Defeasance Payments (see Note 29)	Promissory Note, Loan Agreement or Loan Modification Agreement
Remaining Yield Maintenance Payments (see Note 29)	Promissory Note, Loan Agreement or Loan Modification Agreement
Open Payments (see Note 29)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Provision (see Note 29)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment / Defeasance Begin Date (see Notes 29 and 31)	Promissory Note, Loan Agreement or Loan Modification Agreement
Open Period Begin Date (see Note 29)	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maintenance Index (see Note 29)	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maintenance Discount (see Note 29)	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maintenance Margin (see Note 29)	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maintenance Calculation Method (see Note 29)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Premium Indicator (see Note 32)	Promissory Note, Loan Agreement or Loan Modification Agreement
Partial Release Permitted (Y/N)	Promissory Note, Loan Agreement or Loan Modification Agreement
Partial Release Provisions	Promissory Note, Loan Agreement or Loan Modification Agreement
Single Purpose Entity (Yes/No)	Promissory Note, Loan Agreement or Loan Modification Agreement
Number of Independent Directors	Promissory Note, Loan Agreement or Loan Modification Agreement
Ownership Interest (see Note 1)	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Lien Position Securitization Code (see Note 3)	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Annual Ground Lease Payment as of the Cut-off Date ($) (see Notes 1 and 33)	Ground Lease, Ground Lease Estoppel, Ground Rent Schedule, Appraisal or Underwriter’s Summary Report
Annual Ground Rent Increases (Y/N) (see Note 1)	Ground Lease, Ground Lease Estoppel or Appraisal
Ground Lease Expiration Date (see Note 1)	Ground Lease, Ground Lease Estoppel, Appraisal or Loan Agreement

Exhibit 2 to Attachment A Page 11 of 32

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Ground Lease Fully Extended Expiration (see Note 1)	Ground Lease, Ground Lease Estoppel, Appraisal or Loan Agreement
Ground Lease Extension Terms (see Note 1)	Ground Lease, Ground Lease Estoppel, Appraisal or Loan Agreement
Crossed Group	Promissory Note, Loan Agreement or Loan Modification Agreement
Letter of Credit	Letter of Credit, Loan Agreement or Loan Modification Agreement
Description of LOC	Letter of Credit, Loan Agreement or Loan Modification Agreement
Counterparty of LOCs	Letter of Credit, Loan Agreement or Loan Modification Agreement
Future Additional Debt Permitted (Y/N)	Promissory Note, Loan Agreement or Loan Modification Agreement
Future Debt Permitted Type	Promissory Note, Loan Agreement or Loan Modification Agreement
Additional Debt Exist (Y/N) (see Note 34)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Additional Debt Type(s) (see Note 34)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Subordinate Companion Loan Original Balance ($) (see Note 34)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Subordinate Companion Loan Interest Rate (see Note 34)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Subordinate Companion Loan Annual Payment (see Note 34)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Mezzanine Debt Original Balance ($) (see Note 34)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Mezzanine Debt Interest Rate (%) (see Note 34)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Mezzanine Debt Monthly Debt Service (see Note 34)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Whole Loan Monthly Debt Service ($) (see Note 35)	Promissory Note, Loan Agreement or Loan Modification Agreement
Condominium Present?	Promissory Note, Loan Agreement, Loan Modification Agreement
Non Consolidation Opinion (Yes/No)	Non-Consolidation Opinion, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Tenants-in-common (Y/N)	Promissory Note, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 12 of 32

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

TIC Borrower? (Yes/No)	Promissory Note, Loan Agreement or Loan Modification Agreement
Mortgage Assumable?	Loan Agreement or Loan Modification Agreement
Assumption Fee	Loan Agreement or Loan Modification Agreement
Previous Securitization (see Note 36)	Bloomberg Screenshot or Trepp Screenshot

Sources Information: (see Note 37)

Characteristic	Source Document(s)

Loan Amount ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Subordinate Debt ($)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Other Sources ($)	Closing Statement

Uses Information: (see Note 37)

Characteristic	Source Document(s)

Loan Payoff ($)	Closing Statement
Purchase Price ($)	Closing Statement, Appraisal Report or Purchase and Sale Agreement
Closing Costs ($)	Closing Statement
Reserves ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Other Uses ($)	Closing Statement

Exhibit 2 to Attachment A Page 13 of 32

Notes:

1.	For each Mortgage Loan and Underlying Property, as applicable, listed in Table A1, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even if the information in the “Provided Value” column did not agree with the corresponding information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Table A1:

Mortgage Loan	Underlying Property	Characteristic	Provided Value

2233 South Throop Street	NAP	Detailed Property Type	Flex

Courtyard by Marriott – Lake Charles, LA	NAP	Franchise Agreement Expiration	8/2/2036

Midwest Trade Center	NAP	Second Most Recent Occupancy Second Most Recent Occupancy Date Third Most Recent Occupancy Third Most Recent Occupancy Date	44.8% 12/31/2019 0.0% 12/31/2018

Mills Fleet Farm Brooklyn Ranch	NAP	Master Lease Details Upfront Replacement / PIP Reserve ($)	A lease dated as of October 6, 2021 between Mills Fleet Farm Group LLC and MFF Mortgage Borrower 13 LLC 75,000

Fresenius - Brooklyn	NAP	Upfront Other Reserve ($)	0

1400 E 57th	NAP	Mortgage Loan Originator	BMO

NAI Net Lease Portfolio	NAP	Mortgage Loan Originator	BMO

459 Culley Drive	NAP	Ownership Interest	Fee

Manhattan Retail Portfolio	250-254 West 82nd Street	Annual Ground Lease Payment as of the Cut-off Date ($) Annual Ground Rent Increases (Y/N) Ground Lease Expiration Date Ground Lease Fully Extended Expiration Ground Lease Extension Terms	NAP NAP NAP NAP NAP

445 Vanderbilt	NAP	Holdback Holdback/ Earnout Amount ($) Holdback/ Earnout Description	Yes 217,908 421-a Affordable Units Leasing Performance Holdback

AMF Portfolio	Cherry Glen	Appraiser Designation	MAI

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor.

2.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences that are due to standard postal abbreviations.

Exhibit 2 to Attachment A Page 14 of 32

Notes: (continued)

3.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the applicable Source Document(s) listed for each characteristic and the corresponding information relating to such characteristic that is contained in the EDGAR ABS XML Technical Specification Document.

4.	For the purpose of comparing the “General Property Type” and “Property Type Code” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the property type that accounts for the majority of the mortgaged property’s base rent (except for any mortgaged property described in the succeeding paragraph(s) of this Note), as shown in the applicable Source Document(s).

For the mortgaged properties identified on the Combined Data File as:

a.	Henderson Properties,
b.	3800-3810 East Coast Highway and
c.	522 Southern Boulevard,

each of which is secured by more than one property type, as shown in the applicable Source Document(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “Mixed Use” for the “General Property Type” characteristic and “MU” for the “Property Type Code” characteristic.

5.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to only perform procedures on the “Net Rentable Square Feet Number” and “Net Rentable Square Feet Securitization Number” characteristics for any mortgaged property on the Combined Data File with the “Unit of Measure” characteristic as “SF.” For any mortgaged property on the Combined Data File that does not have the “Unit of Measure” characteristic as “SF,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Net Rentable Square Feet Number” and “Net Rentable Square Feet Securitization Number” characteristics.

The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to only perform procedures on the “Units Beds Rooms Number” and “Units Beds Rooms Securitization Number” characteristics for any mortgaged property on the Combined Data File that does not have the “Unit of Measure” characteristic as “SF.” For any mortgaged property on the Combined Data File with the “Unit of Measure” characteristic as “SF,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Units Beds Rooms Number” and “Units Beds Rooms Securitization Number” characteristics.

Exhibit 2 to Attachment A Page 15 of 32

Notes: (continued)

6.	For any mortgaged property on the Combined Data File with the “Single Tenant (Y/N)” characteristic as “Yes,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Origination Date” of the related Mortgage Loan, as shown on the Combined Data File, for the “Occupancy Date” characteristic.

For the purpose of comparing the “Occupancy Date” characteristic, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the last day of the applicable month if the applicable Source Document(s) only indicated the month and year.

7.	For any mortgaged property on the Combined Data File that does not have “As Is” for the “Appraised Value Type” characteristic, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the corresponding appraised value and date associated with such appraised value type, as shown in the applicable Source Document(s), for the “Appraised Value ($)” and “Appraisal Date” characteristics, respectively.

8.	For the purpose of comparing the “Phase II Performed” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use:
a.	“No” if the “Phase II Recommended” characteristic on the Combined Data File is “No,”
b.	“No” if the “Phase II Recommended” characteristic on the Combined Data File is “Yes” and there is not a phase II environmental report Source Document in the related loan file,
c.	“Yes” if the “Phase II Recommended” characteristic on the Combined Data File is “Yes” and there is a phase II environmental report Source Document in the related loan file and
d.	“Yes” if the “Phase II Recommended” characteristic on the Combined Data File is “No” and there is a phase II environmental report Source Document in the related loan file.

For the purpose of comparing the “Environmental Phase II Report Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “NAP” if the “Phase II Performed” characteristic on the Combined Data File is “No” and the related loan file did not contain a phase II environmental report Source Document.

Exhibit 2 to Attachment A Page 16 of 32

Notes: (continued)

9.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the:
a.	Seismic Report Date,
b.	Seismic Zone and
c.	PML or SEL (%)

characteristics only for mortgaged properties (if any) that contain a seismic report Source Document in the related loan file.

For any mortgaged property on the Combined Data File that does not contain a seismic report Source Document in the related loan file, the Mortgage Loan Sellers, on behalf of the Depositor instructed us to use “NAP” for each of the characteristics listed in a. through c. above.

10.	For the purpose of comparing the “Earthquake Insurance,” “Environmental Insurance” and “Blanket Insurance Policy (Y/N)” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the applicable Source Document(s) even if such Source Document(s) expired prior to the Cut-off Date.

11.	For the purpose of comparing the “Earthquake Insurance” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Yes” if the certificate of property insurance or insurance review document Source Document indicates that earthquake insurance is in place. The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “No” for the “Earthquake Insurance” characteristic, if the certificate of property insurance or insurance review document Source Document indicates that there is no earthquake insurance in place.

12.	For the purpose of comparing the “Environmental Insurance” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Yes” if there is a certificate of environmental insurance or insurance review document Source Document in the related loan file which indicates that environmental insurance is in place.

Exhibit 2 to Attachment A Page 17 of 32

Notes: (continued)

13.	For the purpose of comparing the “Flood Zone” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the applicable flood zone, as shown in the applicable Source Document(s), only for those mortgaged properties (if any) which are located in flood zones with at least a 1% annual chance of flooding, as shown in the applicable Source Document(s). If the applicable Source Document(s) indicate the mortgaged property is located in a flood zone with less than a 1% annual chance of flooding, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “No” for the “Flood Zone” characteristic.

14.	For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to consider the tenant that pays the higher underwritten monthly rent as the larger tenant for tenants with the same square footage, as shown in the applicable Source Document(s).

For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the earliest lease expiration date, as shown in the applicable Source Document(s).

15.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the last day of the applicable month if the applicable Source Document(s) only showed the month and year of expiration.

16.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of +/- $2 or less.

17.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the indicated characteristics only for the Mortgage Loans with the “Loan ID Number” characteristic on the Combined Data File less than “16” (each, a “Top Fifteen Mortgage Loan”) and any Underlying Property securing a Top Fifteen Mortgage Loan.

Exhibit 2 to Attachment A Page 18 of 32

Notes: (continued)

18.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to only perform procedures on the “Hotel Operating Information” characteristics for any Mortgage Loan or Underlying Property on the Combined Data File with the “General Property Type” characteristic as “Hospitality” (each, a “Hospitality Property”). For any Mortgage Loan or Underlying Property on the Combined Data File that is not a Hospitality Property, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the indicated characteristics.

19.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:
a.	Use the monthly amounts, as shown in the applicable Source Document(s), if the related upfront reserve amounts, as shown in the applicable Source Document(s), were less than any related reserve cap amounts, as shown in the applicable Source Document(s), and
b.	Use “Springing” if the related upfront reserve amounts, as shown in the applicable Source Document(s), were equal to or greater than any related reserve cap amounts, as shown in the applicable Source Document(s).

Additionally, for any of the indicated characteristics with the value on the Combined Data File as “Springing,” we performed no procedures to determine if any balance in the related reserve account as of the Cut-off Date is equal to or greater than any related reserve cap amounts, as shown in the applicable Source Document(s).

20.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the reserve cap amounts that are shown in the applicable Source Document(s) regardless of whether there are any stipulations that have suspended or may potentially suspend the related reserve cap.

21.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use either “Cash” or “LOC” (based on the information described in the applicable Source Document(s)) if there is a related upfront reserve in place and to use “<blank>” if there is no related upfront reserve in place.

Exhibit 2 to Attachment A Page 19 of 32

Notes: (continued)

22.	The applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that any Mortgage Loan included in Table A2 (each, a “Pari Passu Mortgage Loan”) is comprised of one or more portions of a mortgage whole loan (each, a “Whole Loan”) which also has one or more pari-passu components that will not be assets of the Issuing Entity (each, a “Companion Loan”). Additionally, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that, with respect to any Pari Passu Mortgage Loan with the “Subordinate Companion Loan Original Balance ($)” characteristic greater than zero, as shown on the Combined Data File (each, a “Pari Passu Mortgage Loan with Subordinate Secured Debt”), the related Whole Loan also has one or more subordinate secured notes that will not be assets of the Issuing Entity (each, a “Subordinate Companion Loan”).

For each Whole Loan listed in Table A2, the applicable Source Document(s) or other schedule provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor (each, a “Client Provided Schedule,” together with the Source Document(s), the “Data Sources”), listed in the “Data Source(s)” column of Table A2 indicates that the Whole Loan was split into multiple components which are pari-passu with each other, and also, with respect to any Pari Passu Mortgage Loan with Subordinate Secured Debt, one or more components that are subordinate in right of payment to the related Mortgage Loan and Companion Loan(s).

Table A2:
Whole Loan	Mortgage Loan, Companion Loan(s) and Subordinate Companion Loan(s)	Original Component Balances	Data Source(s)

AMF Portfolio	Mortgage Loan Companion Loan(s)	$84,000,000 $88,000,000	Loan Agreement and Promissory Notes

Helios Plaza	Mortgage Loan Companion Loan(s)	$78,500,000 $40,000,000	Loan Agreement and Promissory Notes

1100 & 820 First Street NE	Mortgage Loan Companion Loan(s)	$65,000,000 $146,000,000	Loan Agreement and Promissory Notes

HQ @ First	Mortgage Loan Companion Loan(s) Subordinate Companion Loan(s)	$42,300,000 $187,700,000 $178,000,000	Loan Agreement and Promissory Notes

Superstition Gateway	Mortgage Loan Companion Loan(s)	$30,000,000 $47,125,000	Promissory Notes

Hamilton Commons	Mortgage Loan Companion Loan(s)	$22,000,000 $17,000,000	Loan Agreement and Amended Promissory Notes

356-362 E 148th Street	Mortgage Loan Companion Loan(s)	$14,000,000 $24,000,000	Loan Agreement and Amended Promissory Notes

Exhibit 2 to Attachment A Page 20 of 32

Notes: (continued)

22. (continued)

For the avoidance of doubt, all references herein to the Companion Loan(s) do not include any Subordinate Companion Loan(s).

For the purpose of comparing the “Original Balance ($)” characteristic for any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the information in the ”Original Component Balances” column of Table A2 that is associated with the “Mortgage Loan” component(s) of each Whole Loan that is listed in the “Mortgage Loan, Companion Loan(s) and Subordinate Companion Loan(s)” column of Table A2.

For the purpose of comparing the “Monthly Debt Service (P&I) ($)” characteristic for any Pari Passu Mortgage Loan with “Interest Only, Amortizing Balloon” or “Interest Only, Amortizing Balloon – ARD” as the “Amortization Type,” as shown on the Combined Data File (each, a “Partial IO Pari Passu Mortgage Loan”) (except for the Mortgage Loan identified on the Final Data File as “AMF Portfolio” (the “AMF Portfolio Mortgage Loan”), which is described in the succeeding paragraph(s) of this Note), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service following the expiration of the “Original Interest-Only Period (Mos.)” (as defined herein) for the related Whole Loan that is shown in the applicable Data Source(s), based on the ratio of the “Original Balance ($),” as shown on the Combined Data File, to the “Whole Loan Original Balance ($),” as shown on the Combined Data File.

For the purpose of comparing the “Monthly Debt Service (P&I) ($)” characteristic for the AMF Portfolio Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the average of the 12 consecutive monthly principal and interest payments starting with the November 2028 “Payment Due Date” for the related Whole Loan, as shown on the amortization schedule provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, for the AMF Portfolio Mortgage Loan and AMF Portfolio Mezzanine Loan (as defined herein) (the “AMF Portfolio Amortization Schedule”), based on the ratio of the “Original Balance ($),” as shown on the Combined Data File, to the “Whole Loan Original Balance ($),” as shown on the Combined Data File.

For the purpose of comparing the “Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for any Partial IO Pari Passu Mortgage Loan (except for the AMF Portfolio Mortgage Loan, which is described in the succeeding paragraph(s) of this Note), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service following the expiration of the “Original Interest-Only Period (Mos.)” for the related Whole Loan that is shown in the applicable Data Source(s), based on the ratio of the sum of the “Original Balance ($)” and “Original Balance Pari Passu (Non-Trust),” as shown on the Combined Data File, to the “Whole Loan Original Balance ($),” as shown on the Combined Data File.

Exhibit 2 to Attachment A Page 21 of 32

Notes: (continued)

22. (continued)

For the purpose of comparing the “Total Trust and Non-Trust Pari Passu Companion

Loan Monthly Debt Service ($)” characteristic for the AMF Portfolio Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the average of the 12 consecutive monthly principal and interest payments starting with the November 2028 “Payment Due Date” for the related Whole Loan, as shown on the AMF Portfolio Amortization Schedule, based on the ratio of the sum of the “Original Balance ($)” and "Original Balance Pari Passu (Non-Trust)," as shown on the Combined Data File, to the “Whole Loan Original Balance ($),” as shown on the Combined Data File.

For the purpose of comparing the “Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for any Pari Passu Mortgage Loan with “Interest Only” or “Interest Only – ARD” as the “Amortization Type,” as shown on the Combined Data File (each, an “Interest Only Pari Passu Mortgage Loan”), and which also has the “Interest Accrual Method” characteristic as “Actual/360” on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)” as 1/12th of the product, rounded to two decimal places, of:

a.	The sum of:
i.	The “Original Balance ($),” as shown on the Combined Data File, and
ii.	The “Original Balance Pari Passu (Non-Trust),” as shown on the Combined Data File,
b.	The “Interest Rate %,” as shown in the applicable Data Source(s), and
c.	365/360.

For the purpose of comparing the “Monthly Debt Service (P&I) ($)” characteristic for any Pari Passu Mortgage Loan with “Amortizing Balloon,” “Amortizing Balloon – ARD” or “Fully Amortizing” as the “Amortization Type,” as shown on the Combined Data File (each, an “Amortizing Pari Passu Mortgage Loan”) the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service for the related Whole Loan that is shown in the applicable Data Source(s), based on the ratio of the “Original Balance ($),” as shown on the Combined Data File, to the “Whole Loan Original Balance ($),” as shown on the Combined Data File.

Exhibit 2 to Attachment A Page 22 of 32

Notes: (continued)

22. (continued)

For the purpose of comparing the “Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for any Amortizing Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service for the related Whole Loan that is shown in the applicable Data Source(s), based on the ratio of the sum of the “Original Balance ($)” and “Original Balance Pari Passu (Non-Trust),” as shown on the Combined Data File, to the “Whole Loan Original Balance ($),” as shown on the Combined Data File.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)” characteristic.

23.	For the purpose of comparing the “Monthly Debt Service (IO) ($)” characteristic for any Mortgage Loan on the Combined Data File with the “Amortization Type” characteristic:
a.	As “Interest Only” or “Interest Only – ARD” (each, an “Interest Only Loan”) or
b.	As “Interest Only, Amortizing Balloon” or “Interest Only, Amortizing Balloon - ARD” (each, a “Partial IO Loan”),

and which also has the “Interest Accrual Method” characteristic as “Actual/360” on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service (IO) ($)” characteristic as 1/12th of the product of:

i.	The “Original Balance ($),” as shown on the Combined Data File,
ii.	The “Interest Rate %,” as shown on the Combined Data File, and
iii.	365/360.

Exhibit 2 to Attachment A Page 23 of 32

Notes: (continued)

23. (continued)

For any Mortgage Loan on the Combined Data File with the “Amortization Type” characteristic as “Amortizing Balloon,” “Amortizing Balloon - ARD” or “Fully Amortizing” (each, an “Amortizing Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Monthly Debt Service (IO) ($)” characteristic.

For the purpose of comparing the “Monthly Debt Service (P&I) ($)” characteristic for any Partial IO Loan (except for any Partial IO Pari Passu Mortgage Loan(s), which are described above), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the monthly debt service amount following the expiration of the “Original Interest-Only Period (Mos.),” as shown in the applicable Source Document(s).

For any Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Monthly Debt Service (P&I) ($)” characteristic.

24.	For the purpose of comparing the “Interest Only Indicator” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “true” for any Interest Only Loan or Partial IO Loan. For any Mortgage Loan that is not an Interest Only Loan or Partial IO Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “false” for the “Interest Only Indicator” characteristic.

25.	For the purpose of comparing the “Maturity Date or Anticipated Repayment Date” characteristic for any Mortgage Loan on the Combined Data File with the “ARD Loan (Yes / No)” characteristic as “Yes,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the anticipated repayment date, as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 24 of 32

Notes: (continued)

26.	For the purpose of comparing the “First Payment Date” characteristic for any Mortgage Loan on the Combined Data File where the applicable Source Document(s) do not define the first due date (except for any Additional Interest Period Loan(s) (as defined herein), which are described in the succeeding paragraph(s) of this Note), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that the “First Payment Date” is the “Payment Due Date” related to the first full interest accrual period, as shown in the applicable Source Document(s).

With respect to any Mortgage Loan(s) listed in Table A3 (each, an ”Additional Interest Period Loan”), the related Source Document(s) indicate that the “Payment Due Date” after the end of the first full interest accrual period will occur in the second month following the Cut-off Date. For the purpose of comparing the “First Payment Date” characteristic for any Additional Interest Period Loan(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Payment Due Date“ occurring in the month after the Cut-off Date and indicated that an interest-only payment will be remitted to the Issuing Entity on such date in an amount equal to the applicable interest due for such Additional Interest Period Loan for the interest accrual period, as described in the related Source Document(s), that would have been applicable for such payment if a payment had been due on such date.

Table A3:
Mortgage Loan

N/A

For the purpose of comparing the “First P&I Payment Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

a.	Use the “First Payment Date,” as shown on the Combined Data File, for any Amortizing Loan that is not an Additional Interest Period Loan,
b.	Use the first “Payment Due Date” that a monthly payment of principal and interest is due, as described in the Source Document(s), for any Amortizing Loan that is also an Additional Interest Period Loan,
c.	Use the first “Payment Due Date” following the expiration of the “Original Interest-Only Period (Mos.)” for any Partial IO Loan and
d.	Use “NAP” for any Interest Only Loan.

Exhibit 2 to Attachment A Page 25 of 32

Notes: (continued)

27.	For the purpose of comparing the “Lockbox Type” and “Cash Management” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the descriptions included in the Draft Preliminary Prospectus.

28.	For the purpose of comparing the “Lockout End Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Due Date” in the defeasance period for any Mortgage Loan that allows for defeasance following a lockout period and the day prior to the first “Payment Due Date” in the prepayment penalty period for any Mortgage Loan that can be prepaid with a prepayment penalty following a lockout period, as shown in the applicable Source Document(s). For any Mortgage Loan that allows for both defeasance and prepayment with a prepayment penalty following a lockout period, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Lockout End Date” characteristic.

For the purpose of comparing the “Prepayment Lockout/Defeasance End Date (AL)” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Due Date” in the open period for any Mortgage Loan that allows for defeasance and the day prior to the first “Payment Due Date” in the prepayment penalty period for any Mortgage Loan that can be prepaid with a prepayment penalty following a lockout period, as shown in the applicable Source Document(s). For any Mortgage Loan that allows for both defeasance and prepayment with a prepayment penalty following a lockout period, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Prepayment Lockout/Defeasance End Date (AL)” characteristic.

For any Mortgage Loan for which there is no lockout period (each, a “Mortgage Loan with No Lockout Period”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Lockout End Date,” “Prepayment Lockout/Defeasance End Date (AL)” and “Original Lockout” characteristics.

For the purpose of comparing the “Prepayment / Defeasance End Date” characteristic for any Mortgage Loan that allows for defeasance and the ”Prepayment / Defeasance End Date” and “Prepayment Premiums End Date” characteristics for any Mortgage Loan that can be prepaid with a prepayment penalty, the Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the day prior to the first “Payment Due Date” in the open period, as shown in the applicable Source Document(s). For any Mortgage Loan that cannot be prepaid with a prepayment penalty, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Prepayment Premiums End Date” characteristic.

Exhibit 2 to Attachment A Page 26 of 32

Notes: (continued)

28. (continued)

For the purpose of comparing the “Yield Maint. End Date” characteristic for any Mortgage Loan that allows for prepayment with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the day prior to the first “Payment Due Date” in the open period, as shown in the applicable Source Document(s). For any Mortgage Loan that cannot be prepaid with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Yield Maint. End Date” characteristic.

29.	For the purpose of comparing the indicated characteristics, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that the entire “Loan” (as described in the applicable Source Document(s)) has been securitized.

For the purpose of comparing the indicated characteristics, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore any prepayment premiums or other conditions related to partial release events, permitted outparcel releases due to transfers or partial prepayments to cure certain trigger periods, as described in the applicable Source Document(s).

For the purpose of comparing the indicated characteristics, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore any adjustments based on business day convention, as stated in the applicable Source Document(s).

For certain Mortgage Loans, the applicable Source Document(s) may contain one of the following defined terms:

“Prepayment Lockout Expiration Date” shall mean the 24th Payment Date

“Permitted Prepayment Date” shall mean the Business Day Following the second (2nd) anniversary of the first Payment Date

For the purpose of comparing the indicated characteristics for any Mortgage Loan which contains any of the defined terms described above in the applicable Source Document(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that the first “Payment Date” is the “Payment Due Date” related to the first full interest accrual period, as shown in the applicable Source Document(s).

For the purpose of comparing the indicated characteristics for any Mortgage Loan which permits defeasance, as shown in the applicable Source Document(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to include all “Payment Due Dates” starting with the “First Payment Date,” on or prior to the Cut-off Date, in the lockout period regardless of whether the Mortgage Loan was in a lockout period on those “Payment Due Dates.”

Exhibit 2 to Attachment A Page 27 of 32

Notes: (continued)

30.	For the purpose of comparing the “Defeasance Option Start Date” characteristic for any Mortgage Loan that allows for defeasance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the first “Payment Due Date” in the defeasance period, as shown in the applicable Source Document(s). For any Mortgage Loan that does not allow for defeasance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Defeasance Option Start Date” characteristic.

31.	For the purpose of comparing the “Prepayment / Defeasance Begin Date” characteristic, the Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the first “Payment Due Date” in the defeasance period for any Mortgage Loan that allows for defeasance following a lockout period and the first “Payment Due Date” in the prepayment penalty period for any Mortgage Loan that can be prepaid with a prepayment penalty following a lockout period, as shown in the applicable Source Document(s). For any Mortgage Loan that allows for both defeasance and prepayment with a prepayment penalty following a lockout period, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Prepayment / Defeasance Begin Date” characteristic.

32.	For the purpose of comparing the “Prepayment Premium Indicator” characteristic, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “true” for any Mortgage Loan on the Combined Data File with the “Yield Maint. Allowed” characteristic as “Yes.” For any Mortgage Loan on the Combined Data File with the “Yield Maint. Allowed” characteristic as “No,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “false” for the “Prepayment Premium Indicator” characteristic.

33.	For the purpose of comparing the “Annual Ground Lease Payment as of the Cut-off Date ($)” characteristic, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to take the sum of the first 12 monthly ground lease payments following the Cut-off Date shown in the applicable Source Document(s) if the applicable Source Document(s) do not show an annual ground lease payment.

Exhibit 2 to Attachment A Page 28 of 32

Notes: (continued)

34.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the:
a.	Additional Debt Exist (Y/N),
b.	Additional Debt Type(s),
c.	Subordinate Companion Loan Original Balance ($),
d.	Subordinate Companion Loan Interest Rate,
e.	Subordinate Companion Loan Annual Payment,
f.	Mezzanine Debt Original Balance ($),
g.	Mezzanine Debt Interest Rate (%) and
h.	Mezzanine Debt Monthly Debt Service

characteristics only for any Mortgage Loan on the Combined Data File for which either:

i.	The promissory note, loan agreement and/or loan modification agreement Source Documents describe the existence of any additional debt or
ii.	The Mortgage Loan Seller(s), on behalf of the Depositor, provided us with certain mezzanine or subordinate loan agreements, intercreditor agreements, B-notes, C-notes, subordination and standstill agreements, preferred equity agreements and/or other secondary financing documents, if applicable (collectively, the “Secondary Financing Documents”), that describe the existence of any additional debt, or in the case of:
(1)	The mezzanine loan (the “AMF Portfolio Mezzanine Loan”) related to the AMF Portfolio Mortgage Loan, the AMF Portfolio Amortization Schedule and
(2)	Any Pari Passu Mortgage Loan with Subordinate Secured Debt for which the applicable Mortgage Loan Seller(s), on behalf of the Depositor, provided a Client Provided Schedule (as applicable, as indicated in Table A2 herein), the related Client Provided Schedule, that describes the existence of additional debt.

It is possible that other documents not provided to us would indicate additional existing secondary financing. Other than the information indicated in the applicable Data Source(s), AMF Portfolio Amortization Schedule and/or Secondary Financing Documents provided to us by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, we could not determine whether there is other existing secondary financing.

Exhibit 2 to Attachment A Page 29 of 32

Notes: (continued)

34. (continued)

For any Mortgage Loan on the Combined Data File with the “Mezzanine Debt Original Balance ($)” characteristic value greater than zero (each, a “Mortgage Loan With Existing Mezzanine Debt”) (except for the AMF Portfolio Mortgage Loan, which is described in the succeeding paragraph(s) of this Note), the applicable Source Document(s) and/or Secondary Financing Documents indicate that the mezzanine debt associated with any Mortgage Loan With Existing Mezzanine Debt is interest-only for its entire term and accrues interest on an actual/360 basis. For the purpose of comparing the “Mezzanine Debt Monthly Debt Service” characteristic for any Mortgage Loan With Existing Mezzanine Debt (except for the AMF Portfolio Mortgage Loan), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Mezzanine Debt Monthly Debt Service” as 1/12th of the product of:

a.	The “Mezzanine Debt Original Balance ($),” as shown on the Combined Data File,
b.	The “Mezzanine Debt Interest Rate (%),” as shown on the Combined Data File,

and

c.	365/360.

For the purpose of comparing the “Mezzanine Debt Monthly Debt Service” characteristic for the AMF Portfolio Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the average of the first 12 monthly principal and interest payments following the expiration of the interest only period for the AMF Portfolio Mezzanine Loan, as shown on the AMF Portfolio Amortization Schedule.

For the purpose of comparing the “Mezzanine Debt Interest Rate %” characteristic for the AMF Portfolio Mezzanine Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the interest rate that is associated with the first payment date of the AMF Portfolio Mezzanine Loan, as shown on the AMF Portfolio Amortization Schedule.

Exhibit 2 to Attachment A Page 30 of 32

Notes: (continued)

34. (continued)

For any Mortgage Loan on the Combined Data File with the “Subordinate Companion Loan Original Balance ($)” characteristic value greater than zero (each, a “Mortgage Loan With Subordinate Debt”), the applicable Data Source(s) and/or Secondary Financing Documents indicate that the subordinate debt associated with any Mortgage Loan With Subordinate Debt is interest-only for its entire term and accrues interest on an actual/360 basis. For the purpose of comparing the “Subordinate Companion Loan Annual Payment” characteristic for any Mortgage Loan With Subordinate Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Subordinate Companion Loan Annual Payment” as the product of:

a.	The “Subordinate Companion Loan Original Balance ($),” as shown on the Combined Data File,
b.	The “Subordinate Companion Loan Interest Rate,” as shown on the Combined Data File, and
c.	365/360.

For the purpose of comparing the:

a.	Subordinate Companion Loan Original Balance ($),
b.	Subordinate Companion Loan Interest Rate and
c.	Subordinate Companion Loan Annual Payment

characteristics, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to include all related subordinate companion loans.

For any Mortgage Loan which does not have additional debt (based on the procedures described in this Note), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “No” as the value on the Combined Data File for the “Additional Debt Exist (Y/N)” characteristic and to use “NAP” as the value on the Combined Data File for each of the characteristics listed in b. through h. of the first paragraph of this Note.

Exhibit 2 to Attachment A Page 31 of 32

Notes: (continued)

35.	For the purpose of comparing the “Whole Loan Monthly Debt Service ($)” characteristic for any Pari Passu Mortgage Loan or Mortgage Loan With Subordinate Debt with the “Amortization Type” characteristic as “Interest Only” or “Interest Only – ARD” on the Combined Data File, and which also has the “Interest Accrual Method” characteristic as “Actual/360” on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Whole Loan Monthly Debt Service ($)” as 1/12th of the product of:
a.	The “Whole Loan Original Balance ($),” as shown on the Combined Data File,
b.	The “Whole Loan Interest Rate,” as shown on the Combined Data File, and
c.	365/360.

For the purpose of comparing the “Whole Loan Monthly Debt Service ($)” characteristic for any Pari Passu Mortgage Loan or Mortgage Loan With Subordinate Debt with the “Amortization Type” characteristic as “Interest Only, Amortizing Balloon” or “Interest Only, Amortizing Balloon – ARD” on the Combined Data File (except for the AMF Portfolio Mortgage Loan, which is described in the succeeding paragraph(s) of this Note), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the monthly debt service following the expiration of the “Original Interest-Only Period (Mos.)” for the related Whole Loan that is shown in the applicable Data Source(s) and/or Secondary Financing Documents.

For the purpose of comparing the “Whole Loan Monthly Debt Service ($)” characteristic for the AMF Portfolio Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the average of the 12 consecutive monthly principal and interest payments starting with the November 2028 “Payment Due Date” for the related Whole Loan, as shown on the AMF Portfolio Amortization Schedule.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan or Mortgage Loan With Subordinate Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Whole Loan Monthly Debt Service ($)” characteristic.

Exhibit 2 to Attachment A Page 32 of 32

Notes: (continued)

36.	For the purpose of comparing the “Previous Securitization” characteristic for any Mortgage Loan that the applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated was included in a previous securitization, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, provided a previous securitization history Bloomberg screenshot (“Bloomberg Screenshot”) or a Trepp mortgage loan transaction summary screenshot (“Trepp Screenshot”) which contains the previous securitization history for such Mortgage Loan. We performed no procedures to determine if any Mortgage Loan for which we were not provided a Bloomberg Screenshot Source Document or Trepp Screenshot Source Document relating to the previous securitization history for such Mortgage Loan was included in a previous securitization.

37.	For the purpose of comparing the “Sources Information” and “Uses Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures only for the Top Fifteen Mortgage Loans.

38.	For the purpose of comparing the “Interest Rate %” characteristic for the AMF Portfolio Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the interest rate that is associated with the “First Payment Date” of the AMF Portfolio Mortgage Loan, as shown on the AMF Portfolio Amortization Schedule.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Mortgage Loan Sellers, on behalf of the Depositor, that are described in the notes above.

Exhibit 3 to Attachment A Page 1 of 3

Provided Characteristics

Characteristic

Loan ID Number
Loan / Property Flag
# of Properties
Property Name
Appraised Value Type
Mortgage Loan Seller
AL_Originator
Recycled SPE (Yes/No)
Due on Sale
Due on Encumbrance
Sponsor
Warm Body Guarantor (Yes/No)
Pari Passu (Y/N)
Pari Passu in Trust Controlling (Y/N)
Original Balance Pari Passu (Non-Trust)
Property Located Within a Qualified Opportunity Zone (Y/N)
Subservicer In Place (Y/N)
Subservicer Name
Master Servicing Fee Rate
Primary Servicing Fee Rate
Subservicer Fee
Cash/Pmt Collection Function
Trustee & Paying Agent Fee
Operating Advisor Fee
ARR Fee
CREFC Fee
Certificate Administrator Fee
Loan Purpose
Asset Type Number
Group ID
Reporting Period Beginning Date
Reporting Period End Date
Underwriting Indicator
Balloon Indicator
Negative Amortization Indicator
Modified Indicator
Arm Index Code
First Rate Adjustment Date
First Payment Adjustment Date

Exhibit 3 to Attachment A Page 2 of 3

Characteristic

ARM Margin Number
Lifetime Rate Cap Percentage
Lifetime Rate Floor Percentage
Periodic Rate Increase Limit Percentage
Periodic Rate Decrease Limit Percentage
Periodic Payment Adjustment Maximum Amount
Periodic Payment Adjustment Maximum Percent
Rate Reset Frequency Code
Payment Reset Frequency Code
Index Lookback Days Number
Maximum Negative Amortization Allowed Percentage
Maximum Negative Amortization Allowed Amount
Negative Amortization Deferred Interest Cap Amount
Deferred Interest Cumulative Amount
Deferred Interest Collected Amount
Most Recent Valuation Amount
Most Recent Valuation Date
Most Recent Valuation Source Code
Property Status Code
Defeased Status Code
Net Operating Income Net Cash Flow Securitization Code
Net Operating Income Net Cash Flow Code
Most Recent Net Cash Flow Amount
Most Recent Financials Start Date
Most Recent Debt Service Amount
Debt Service Coverage Securitization Code
Most Recent Debt Service Coverage Code
Most Recent Debt Service Coverage Net Operating Income Percentage
Most Recent Debt Service Coverage Net Cash Flow Percentage
Asset Added Indicator
Report Period Modification Indicator
Other Interest Adjustment Amount
Unscheduled Principal Collected Amount
Other Principal Adjustment Amount
Report Period End Actual Balance Amount
Report Period End Scheduled Balance Amount
Servicing Advance Method Code
Non Recoverability Indicator
Total Principal Interest Advanced Outstanding Amount

Exhibit 3 to Attachment A Page 3 of 3

Characteristic

Total Taxes Insurance Advances Outstanding Amount
Other Expenses Advanced Outstanding Amount
Payment Status Loan Code
Arm Index Rate Percentage
Next Interest Rate Percentage
Next Interest Rate Change Adjustment Date
Next Payment Adjustment Date
Primary Servicer Name
Most Recent Special Servicer Transfer Date
Most Recent Master Servicer Return Date
Asset Subject Demand Indicator
Asset Subject Demand Status Code
Repurchase Amount
Demand Resolution Date
Repurchaser Name
Repurchase Replacement Reason Code
Realized Loss To Trust Amount
Liquidation Prepayment Code
Liquidation Prepayment Date
Prepayment Premium Yield Maintenance Received Amount
Workout Strategy Code
Last Modification Date
Modification Code
Post Modification Interest Percentage
Post Modification Payment Amount
Post Modification Maturity Date
Post Modification Amortization Period Amount
AL_Largest Tenant
AL_Second Largest Tenant
AL_Third Largest Tenant

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.